Expense Example	Sep. 25, 2025 USD ($)
FPA Queens Road Small Cap Value Fund | FPA Queens Road Small Cap Value Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
FPA Queens Road Small Cap Value Fund | FPA Queens Road Small Cap Value Fund | Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
FPA Queens Road Small Cap Value Fund | FPA Queens Road Small Cap Value Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
FPA Queens Road Value Fund | FPA Queens Road Value Fund | FPA Queens Road Value Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	370
Expense Example, with Redemption, 5 Years	685
Expense Example, with Redemption, 10 Years	$ 1,581